ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2011
ACCOUNTS PAYABLE
NOTE 13. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Payable to third-party suppliers	942	575
	942	575

The accounts payable to third-party suppliers are mainly for raw materials purchase.